Financial Instruments and Risk Management (Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	$ 384	$ 858
Trade payables	1,002	912
Other current liabilities	879	783
Long-term debt, debentures and others	1,909	1,829
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	276	283
Trade payables	1,002	912
Other current liabilities	156	180
Long-term debt, debentures and others	2,058	2,445
Non Derivative Financial Liabilities	3,492	3,820
Not past due [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	18	14
Not past due [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	11	4
Not past due [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	7	10
12 months or less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	282	300
Trade payables	1,002	912
Other current liabilities	156	180
Long-term debt, debentures and others	185	666
Non Derivative Financial Liabilities	1,625	2,058
12 months or less [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	14	7
12 months or less [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	11	4
12 months or less [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	3	3
1-2 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	546	599
Non Derivative Financial Liabilities	546	599
1-2 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	4	7
1-2 years [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
1-2 years [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	4	7
3-5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	792	653
Non Derivative Financial Liabilities	792	653
3-5 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
More than 5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	1,276	1,339
Non Derivative Financial Liabilities	1,276	1,339
More than 5 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
More than 5 years [Member] | Foreign Exchange Derivative Designated As Economic Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
More than 5 years [Member] | Foreign Exchange Derivative Designated As Cash Flow Hedge Member | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 0	$ 0